S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.69
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.67
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.33
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	61,100,000
Net Tangible Book Value, Adjusted	$ 59,251,941
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,725,000
No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.7
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.68
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.32
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	70,100,000
Net Tangible Book Value, Adjusted	$ 68,035,841
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,859,000
Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.11
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.89
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	61,100,000
Net Tangible Book Value, Adjusted	$ 44,251,941
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,225,000
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.14
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	70,100,000
Net Tangible Book Value, Adjusted	$ 50,785,841
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,134,000
Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.21
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.81
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	61,100,000
Net Tangible Book Value, Adjusted	$ 29,251,941
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,725,000
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.22
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.2
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.8
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	70,100,000
Net Tangible Book Value, Adjusted	$ 33,535,841
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,409,000
Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.44
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.42
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.58
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	61,100,000
Net Tangible Book Value, Adjusted	$ 14,251,941
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	3,225,000
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.44
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.42
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.58
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	70,100,000
Net Tangible Book Value, Adjusted	$ 16,285,841
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	3,684,000
Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.41)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.43)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.43
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	61,100,000
Net Tangible Book Value, Adjusted	$ (748,059)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	1,725,000
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.47)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.49)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.49
Net Tangible Book Value	$ (31,189)
Net Tangible Book Value, Proceeds from Offering	70,100,000
Net Tangible Book Value, Adjusted	$ (964,159)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	1,959,000
Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,725,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,450,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(4,500,000)
Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,175,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,000,000)
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,900,000)
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Offering Cost Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	37,030
Amount paid For Redemption [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Amount paid For Redemption [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Amount paid For Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(15,000,000)
Amount paid For Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(17,250,000)
Amount paid For Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(30,000,000)
Amount paid For Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(34,500,000)
Amount paid For Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(45,000,000)
Amount paid For Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(51,750,000)
Amount paid For Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(60,000,000)
Amount paid For Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (69,000,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(225,000)
Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	0
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	6,900,000
Private Placement Shares[Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	225,000
Private Placement Shares[Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	234,000
Private Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	225,000
Private Placement Shares[Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	234,000
Private Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	225,000
Private Placement Shares[Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	234,000
Private Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	225,000
Private Placement Shares[Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	234,000
Private Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	225,000
Private Placement Shares[Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	234,000
Deferred underwriting fees [Member] | No Redemption [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (1,800,000)
Deferred underwriting fees [Member] | No Redemption [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred underwriting fees [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred underwriting fees [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred underwriting fees [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(1,800,000)
Deferred underwriting fees [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(2,070,000)
Overallotment Liability [Member] | No Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(53,900)
Overallotment Liability [Member] | Full Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted